INCOME TAX (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
US tax regime
Valuation allowance - Malaysia Rate	80.00%	80.00%
U.S. corporate income tax rate	21.00%	21.00%
Net operating loss carryforwards, from	$ 10,392,538	$ 9,956,196
Deferred tax assets	$ 2,182,433	$ 2,090,801
Labuan [Member]
Valuation allowance - Malaysia Rate	24.00%	24.00%
Malaysia [Member]
Valuation allowance - Malaysia Rate	24.00%	24.00%
Net operating loss carryforwards, from	$ 1,139,470	$ 1,041,549
Deferred tax assets	$ 273,473	$ 249,972